NON-CURRENT ASSETS HELD FOR SALE (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations	The Group has classified the following assets as Assets Held for Sale and Discontinued Operations:

Item	09.30.24	12.31.23
Real Property	19,114	151,024
Total	19,114	151,024